Revenue and Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable	$ 674,626	$ 873,688
Aggregate transaction price allocated performance obligations value	3,800,000
Recognized revenue	3,400,000
Revenue recognized	13,600,000
Deferred revenue	730,573	1,117,703
Customers [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable	674,626	873,688
Two Government Clients [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable	$ 219,912	$ 24,066
Accounts receivable government client percent	33.00%	3.00%
SaaS solutions [Member] | Minimum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue specified period time	1 year
SaaS solutions [Member] | Maximum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue specified period time	3 years
Customer Relationships [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Estimated customer relationship period term	1 year
Subscription Fees [Member] | Minimum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue specified period time	1 year
Subscription Fees [Member] | Maximum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue specified period time	3 years